Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Leases (Details) [Line Items]
Finance leases term	5 years
Initial term	12 months
Operating lease expenses	$ 1,436,003	$ 1,301,136	$ 1,263,423
Minimum [Member]
Leases (Details) [Line Items]
operating leases terms	1 year
Maximum [Member]
Leases (Details) [Line Items]
operating leases terms	15 years